SCHEDULE OF RESTRICTED STOCK UNITS (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units outstanding, beginning balance | shares
Weight average fair value, beginning balance | $ / shares
Restricted stock units, granted | shares	5,320
Weight average fair value, granted | $ / shares	$ 215.22
Restricted stock units, released | shares	(3,485)
Weight average fair value, released | $ / shares	$ 294.29
Restricted stock units, cancelled | shares	(832)
Weight average fair value, cancelled | $ / shares
Restricted stock units outstanding, ending balance | shares	1,003
Weight average fair value, ending balance | $ / shares	$ 120.02